Exceptional items	6 Months Ended
Dec. 31, 2022
Exceptional items
Exceptional items

8         Exceptional items

	Three months ended		Six months ended
	31 December		31 December
	2022	2021	2022	2021
	£’000	£’000	£’000	£’000
Compensation paid for loss of office	—	(9,127)	—	(9,127)
Football League pension scheme deficit (Note 29)	—	(865)	—	(865)
	—	(9,992)	—	(9,992)

Compensation paid for loss of office relates to amounts payable to a former men’s first team manager and certain members of the coaching staff.

The Football League pension scheme deficit reflects the present value of the additional contributions the Group is expected to pay to remedy the revised deficit of the scheme pursuant to the latest triennial actuarial valuation.